OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities

	As of December 31,
	2 0 2 0	2 0 1 9

Accrued salaries and fringe benefits	$17,773	$11,015
Accrued warranty costs (See B below)	4,839	4,939
Governmental institutions	5,758	4,193
Other	48	346
	$28,418	$20,493

Schedule of Accrued Warranty Costs	Accrued warranty costs presented in:
	As of December 31,
	2 0 2 0	2 0 1 9

Other current liabilities	$4,839	$4,939
Other long-term liability	313	193
	$5,152	$5,132

Changes in the Product Warranty Accrual

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2020 and 2019:

	As of December 31,
	2 0 2 0	2 0 1 9

Balance as of beginning of year	$5,132	$5,622
Services provided under warranty	(6,752)	(6,759)
Changes in provision	6,772	6,269
Balance as of end of year	$5,152	$5,132